Deferred Revenue - Schedule of Deferred Revenue Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Beginning balance	$ 198,379
Cumulative catch-up adjustment	6,307	$ 3,931
Ending balance	200,813	198,379
Less: current portion	(8,587)	(4,354)
Non-current portion	192,226	194,025
Marmato
Platform Operator, Crypto Asset [Line Items]
Beginning balance	109,369	64,546
Receipt of deposit from WPMI		40,016
Recognition of revenue on ounces delivered	(4,370)	(3,709)
Cumulative catch-up adjustment	(1,937)	(222)
Accretion (Note 9)	13,751	8,738
Ending balance	116,813	$ 109,369
Less: current portion	(8,587)
Non-current portion	$ 108,226